Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Revenue Disaggregated by Revenue Source

The following table presents the Company’s revenue disaggregated by revenue source, net of commissions, for the years ended December 31, 2019, 2020 and 2021:

	Year ended December 31,
	2019	2020	2021
Revenues derived from spot charters, net	$8,067	$7,022	$13,711
Revenues derived from time charters, net	19,686	14,689	11,630
Revenues, net	$27,753	$21,711	$25,341

Summary of Revenue from Significant Charterers for 10% or More of Revenue

Revenues for the years ended December 31, 2019, 2020 and 2021, deriving from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues), were as follows:

Charterer	Year ended December 31,
	2019	2020	2021
A	71%	58%	27%
B	—	16%	17%
C	—	—	12%
Total	71%	74%	56%

Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the accompanying Consolidated Balance Sheets that are presented in the accompanying consolidated statement of cash flows for the years ended December 31, 2019, 2020 and 2021.

	December 31,
	2019	2020	2021
Cash and cash equivalents	$1,441	$1,620	$6,180
Restricted cash, current portion	535	—	944
Restricted cash, net of current portion	3,200	2,417	2,750
Total cash and cash equivalents and restricted cash	$5,176	$4,037	$9,874